United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Six months ended 04/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	22.0%
Industrials	15.8%
Information Technology	13.6%
Consumer Discretionary	11.7%
Health Care	8.3%
Materials	6.4%
Energy	5.2%
Utilities	5.0%
Consumer Staples	3.5%
Telecommunication Services	0.5%
Securities Lending Collateral[2]	3.3%
Cash Equivalents[3]	6.7%
Derivative Contracts[4]	0.3%
Other Assets and Liabilities—Net[5]	(2.3)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 101.0%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—91.7%[1]
		Consumer Discretionary—11.7%
53,145	[2]	AMC Networks, Inc.	$3,348,666
72,717		Aaron's, Inc.	2,087,705
57,802		Advance Auto Parts, Inc.	4,848,432
22,167	[2]	Aeropostale, Inc.	324,968
145,036		American Eagle Outfitters, Inc.	2,820,950
41,020	[2]	Ann, Inc.	1,211,731
95,049	[2]	Ascena Retail Group, Inc.	1,758,406
21,899	[2]	Bally Technologies, Inc.	1,166,779
27,909	[2,3]	Barnes & Noble, Inc.	505,990
46,229	[2]	Big Lots, Inc.	1,683,660
9,304		Bob Evans Farms, Inc.	403,235
68,599		Brinker International, Inc.	2,668,501
27,269	[2]	Cabela's, Inc., Class A	1,750,670
40,866	[2]	Carter's, Inc.	2,672,228
24,350	[3]	Cheesecake Factory, Inc.	969,617
134,463		Chicos Fas, Inc.	2,456,639
75,670		Cinemark Holdings, Inc.	2,337,446
36,159	[2]	Deckers Outdoor Corp.	1,993,084
40,668		DeVRY, Inc.	1,139,111
78,118		Dick's Sporting Goods, Inc.	3,757,476
27,363	[2,3]	Dreamworks Animation SKG, Inc.	527,559
116,193		Foot Locker, Inc.	4,051,650
136,770		Gentex Corp.	3,077,325
43,295		Guess ?, Inc.	1,198,406
30,423		HSN, Inc.	1,599,641
87,382		Hanesbrands, Inc.	4,383,081
19,269		International Speedway Corp., Class A	633,372
75,999	[2]	Jarden Corp.	3,420,715
39,338		KB HOME	886,679
227,715	[2]	LKQ Corp.	5,483,377
40,731	[2]	Lamar Advertising Co.	1,907,025
18,526	[2]	Life time Fitness, Inc.	855,531
44,380		M.D.C. Holdings, Inc.	1,668,688
18,391		Matthews International Corp., Class A	676,973
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
14,311		Meredith Corp.	$555,553
44,914	[2]	Mohawk Industries, Inc.	4,980,064
3,599	[2]	NVR, Inc.	3,706,970
148,658	[2]	New York Times Co., Class A	1,317,110
209,837	[2]	Office Depot, Inc.	809,971
22,356	[2]	Panera Bread Co.	3,962,154
50,309		Polaris Industries, Inc.	4,336,133
15,512		Regis Corp.	290,850
42,200		Rent-A-Center, Inc.	1,474,046
33,221	[2]	Saks, Inc.	383,703
40,158		Scholastic Corp.	1,102,337
102,151	[2]	Scientific Games Holdings Corp.	907,101
162,774		Service Corp. International	2,747,625
63,168		Signet Jewelers Ltd.	4,341,537
38,746		Sothebys Holdings, Inc., Class A	1,374,708
19,651		Strayer Education, Inc.	930,671
35,771	[2]	Tempur-Pedic International, Inc.	1,734,894
307,922		The Wendy's Co.	1,752,076
31,348		Thor Industries, Inc.	1,162,697
131,728	[2]	Toll Brothers, Inc.	4,519,588
54,161		Tractor Supply Co.	5,804,434
41,858		Tupperware Brands Corp.	3,361,197
49,816	[2]	Under Armour, Inc., Class A	2,843,497
26,633		Valassis Communications, Inc.	682,604
45,563	[2]	WMS Industries, Inc.	1,156,389
33,612		Wiley (John) & Sons, Inc., Class A	1,282,970
68,797		Williams-Sonoma, Inc.	3,693,023
		TOTAL	131,489,218
		Consumer Staples—3.5%
98,808		Church and Dwight, Inc.	6,312,843
53,075		Energizer Holdings, Inc.	5,126,514
88,346		Flowers Foods, Inc.	2,910,117
86,624	[2,3]	Green Mountain Coffee, Inc.	4,972,218
50,656		Harris Teeter Supermarkets, Inc.	2,116,914
110,053		Hillshire Brands Co.	3,952,003
58,369		Ingredion, Inc.	4,203,152
14,748		Lancaster Colony Corp.	1,164,060
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
22,889		Post Holdings, Inc.	$1,002,309
240,162		SUPERVALU, Inc.	1,402,546
116,381	[2]	Smithfield Foods, Inc.	2,979,354
17,331	[3]	Tootsie Roll Industries, Inc.	541,247
27,492	[2]	United Natural Foods, Inc.	1,372,950
27,218		Universal Corp.	1,566,396
		TOTAL	39,622,623
		Energy—5.2%
157,659	[2]	Alpha Natural Resources, Inc.	1,169,830
64,084		Arch Coal, Inc.	310,807
42,194	[2]	Atwood Oceanics, Inc.	2,069,616
13,051	[2]	Bill Barrett Corp.	259,193
9,366	[3]	Carbo Ceramics, Inc.	661,708
65,468		Cimarex Energy Co.	4,790,948
58,754	[2]	Dresser-Rand Group, Inc.	3,267,310
22,205	[2]	Dril-Quip, Inc.	1,858,780
57,720		Energen Corp.	2,737,082
195,546	[2]	Forest Oil Corp.	819,338
78,936	[2]	Helix Energy Solutions Group, Inc.	1,818,685
167,551		HollyFrontier Corp.	8,285,397
9,383	[2]	Northern Oil and Gas, Inc.	120,947
84,384		Oceaneering International, Inc.	5,921,225
42,528	[2]	Oil States International, Inc.	3,800,302
108,440		Patterson-UTI Energy, Inc.	2,287,000
97,638	[2]	Plains Exploration & Production Co.	4,413,238
48,487	[2]	Rosetta Resources, Inc.	2,080,577
59,966		SM Energy Co.	3,657,926
119,266	[2]	Superior Energy Services, Inc.	3,290,549
36,177		Tidewater, Inc.	1,897,484
34,892	[2]	Unit Corp.	1,466,511
53,234		World Fuel Services Corp.	2,158,639
		TOTAL	59,143,092
		Financials—22.0%
44,074	[2]	Affiliated Managers Group	6,861,440
47,843	[2]	Alexander and Baldwin, Inc.	1,629,533
50,610		Alexandria Real Estate Equities, Inc.	3,682,890
14,320	[2]	Alleghany Corp.	5,638,357
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
81,456		American Campus Communities, Inc.	$3,636,196
55,772		American Financial Group, Inc., Ohio	2,692,114
219,196		Apollo Investment Corp.	1,931,117
51,465		Aspen Insurance Holdings Ltd.	1,965,448
123,140		Associated Banc-Corp.	1,757,208
10,083		Astoria Financial Corp.	96,696
61,635		BRE Properties, Inc., Class A	3,111,335
66,238		Bancorpsouth, Inc.	1,059,808
32,682		Bank of Hawaii Corp.	1,558,605
82,933		Berkley, W. R. Corp.	3,600,951
147,298		BioMed Realty Trust, Inc.	3,315,678
88,106		Brown & Brown	2,730,405
66,865		CBOE Holdings, Inc.	2,509,443
65,751		Camden Property Trust	4,756,427
51,450		Cathay Bancorp, Inc.	1,014,079
35,368		City National Corp.	2,024,111
58,382		Commerce Bancshares, Inc.	2,341,702
46,962		Corporate Office Properties Trust	1,361,428
79,693		Corrections Corp. of America	2,884,887
45,955		Cullen Frost Bankers, Inc.	2,776,142
253,933		Duke Realty Corp.	4,479,378
104,623		East West Bancorp, Inc.	2,545,478
90,611		Eaton Vance Corp.	3,613,567
26,517		Equity One, Inc.	675,918
30,014		Essex Property Trust, Inc.	4,713,699
43,264		Everest Re Group Ltd.	5,840,207
81,758		Extra Space Storage, Inc.	3,563,014
51,191		Federal Realty Investment Trust	5,989,859
72,698	[3,4]	Federated Investors, Inc.	1,669,146
162,190		Fidelity National Financial, Inc., Class A	4,354,801
100,656		First American Financial Corp.	2,694,561
331,776		First Niagara Financial Group, Inc.	3,155,190
96,376		FirstMerit Corp.	1,650,921
144,659		Fulton Financial Corp.	1,599,929
94,911		Gallagher (Arthur J.) & Co.	4,028,972
9,955		Greenhill & Co., Inc.	459,821
90,137		HCC Insurance Holdings, Inc.	3,839,836
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
48,547		Hancock Holding Co.	$1,323,877
32,468		Hanover Insurance Group, Inc.	1,637,361
60,355		Highwoods Properties, Inc.	2,476,366
40,548		Home Properties, Inc.	2,613,724
125,089		Hospitality Properties Trust	3,678,867
37,038		International Bancshares Corp.	718,537
136,140		Janus Capital Group, Inc.	1,214,369
39,355		Jones Lang LaSalle, Inc.	3,896,932
38,952		Kemper Corp.	1,241,011
56,023		Kilroy Realty Corp.	3,170,342
92,390		Liberty Property Trust	3,971,846
89,956	[2]	MSCI, Inc., Class A	3,067,500
107,465		Macerich Co. (The)	7,527,923
46,438		Mack-Cali Realty Corp.	1,289,583
25,325		Mercury General Corp.	1,157,606
91,372	[3]	National Retail Properties, Inc.	3,625,641
376,965		New York Community Bancorp, Inc.	5,107,876
178,662		Old Republic International Corp.	2,411,937
70,721	[3]	Omega Healthcare Investors	2,324,599
29,190		Potlatch Corp.	1,382,146
32,207		Primerica, Inc.	1,093,750
45,281		Prosperity Bancshares, Inc.	2,080,209
74,970		Protective Life Corp.	2,853,358
76,137		Raymond James Financial, Inc.	3,153,594
105,179		Rayonier, Inc.	6,249,736
138,833		Realty Income Corp.	7,076,318
60,230		Regency Centers Corp.	3,388,540
61,067		Reinsurance Group of America, Inc.	3,819,741
106,916		SEI Investments Co.	3,064,213
76,594		SL Green Realty Corp.	6,947,076
144,731		Senior Housing Properties Trust	4,114,702
36,898	[2]	Signature Bank	2,642,266
31,956		StanCorp Financial Group, Inc.	1,379,860
41,943	[2]	SVB Financial Group	2,982,567
571,181		Synovus Financial Corp.	1,536,477
123,080		TCF Financial Corp.	1,790,814
50,352		Taubman Centers, Inc.	4,305,599
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Financials—continued
47,699		Trustmark Corp.	$1,171,010
172,422		UDR, Inc.	4,238,133
102,758		Valley National Bancorp	923,794
78,216		Waddell & Reed Financial, Inc., Class A	3,353,120
75,466		Washington Federal, Inc.	1,295,751
57,751		Webster Financial Corp. Waterbury	1,349,641
86,457		Weingarten Realty Investors	2,945,590
23,321		WestAmerica Bancorp.	1,011,898
		TOTAL	248,416,097
		Health Care—8.3%
96,093	[2]	Allscripts Healthcare Solutions, Inc.	1,329,927
19,684	[2]	Bio-Rad Laboratories, Inc., Class A	2,357,159
34,929	[2]	Charles River Laboratories International, Inc.	1,519,062
69,179	[2]	Community Health Systems, Inc.	3,152,487
36,415		Cooper Cos., Inc.	4,020,216
44,057	[2]	Covance, Inc.	3,284,890
102,246	[2]	Endo Health Solutions, Inc.	3,746,293
48,620	[2,3]	HMS Holdings Corp.	1,225,710
237,961	[2]	Health Management Association, Class A	2,734,172
57,794	[2]	Health Net, Inc.	1,699,144
66,651	[2]	Henry Schein, Inc.	6,025,250
43,777		Hill-Rom Holdings, Inc.	1,491,482
229,728	[2]	Hologic, Inc.	4,679,559
42,460	[2]	IDEXX Laboratories, Inc.	3,734,782
46,974	[2]	LifePoint Hospitals, Inc.	2,254,752
32,956	[2]	MEDNAX, Inc.	2,924,186
41,329	[2]	Masimo Corp.	829,060
23,369	[2]	Mettler Toledo International, Inc.	4,883,186
68,392		Omnicare, Inc.	2,993,518
33,303		Owens & Minor, Inc.	1,084,679
99,939	[3]	ResMed, Inc.	4,799,071
42,744		Steris Corp.	1,777,723
34,432		Techne Corp.	2,208,469
32,574		Teleflex, Inc.	2,545,007
47,360	[2]	Thoratec Laboratories Corp.	1,714,432
44,360	[2]	United Therapeutics Corp.	2,962,361
67,238		Universal Health Services, Inc., Class B	4,477,378
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
72,374	[2]	VCA Antech, Inc.	$1,744,213
169,484	[2]	Vertex Pharmaceuticals, Inc.	13,019,761
31,788	[2]	Wellcare Health Plans, Inc.	1,853,558
		TOTAL	93,071,487
		Industrials—15.8%
74,457		AGCO Corp.	3,964,835
187,557		AMETEK, Inc.	7,635,445
25,650		Acuity Brands, Inc. Holding Company	1,871,424
91,589	[2]	Aecom Technology Corp.	2,662,492
62,531	[2]	Alaska Air Group, Inc.	3,854,411
23,917		Alliant Techsystems, Inc.	1,778,468
79,376	[2]	B/E Aerospace, Inc.	4,980,050
33,243		Brinks Co. (The)	881,272
38,628		CLARCOR, Inc.	1,997,068
47,591		Carlisle Cos., Inc.	3,087,228
39,417	[2]	Clean Harbors, Inc.	2,245,587
28,459		Con-way, Inc.	961,914
79,033	[2]	Copart, Inc.	2,785,913
33,081		Corporate Executive Board Co.	1,864,445
35,707		Crane Co.	1,922,108
44,954		Deluxe Corp.	1,714,546
105,370		Donaldson Co., Inc.	3,833,361
173,529	[3]	Donnelley (R.R.) & Sons Co.	2,136,142
22,609	[2]	Esterline Technologies Corp.	1,696,579
192,961		Exelis, Inc.	2,155,374
45,497	[2]	FTI Consulting, Inc.	1,506,861
126,626	[2]	Fortune Brands Home & Security, Inc.	4,607,920
34,290		GATX Corp.	1,747,076
39,403		Gardner Denver, Inc.	2,958,771
38,025	[2]	General Cable Corp.	1,311,102
38,962	[2]	Genesee & Wyoming, Inc., Class A	3,319,562
38,102		Graco, Inc.	2,306,314
28,130		Granite Construction, Inc.	778,357
32,635		HNI Corp.	1,123,623
62,559		Harsco Corp.	1,365,663
40,638		Hubbell, Inc., Class B	3,899,623
71,450		Hunt (J.B.) Transportation Services, Inc.	5,077,952
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
36,473		Huntington Ingalls Industries, Inc.	$1,929,422
65,826		IDEX Corp.	3,424,927
75,095		ITT Corp.	2,072,622
158,535	[2,3]	Jet Blue Airways Corp.	1,092,306
110,930		KBR, Inc.	3,336,774
85,085		Kansas City Southern Industries, Inc.	9,280,221
63,464		Kennametal, Inc.	2,537,925
50,645	[2]	Kirby Corp.	3,792,804
26,738		Landstar System, Inc.	1,461,499
37,020		Lennox International, Inc.	2,295,240
66,132		Lincoln Electric Holdings	3,489,124
36,334		MSC Industrial Direct Co.	2,863,119
57,667		Manpower, Inc.	3,065,578
36,011		Matson, Inc.	847,699
43,725		Miller Herman, Inc.	1,097,060
22,133		Mine Safety Appliances Co.	1,062,384
45,510		Nordson Corp.	3,162,490
65,138	[2]	OshKosh Truck Corp.	2,557,318
36,048		Regal Beloit Corp.	2,834,094
55,164		Rollins, Inc.	1,341,588
37,441		SPX Corp.	2,789,729
70,009	[2]	Terex Corp.	2,002,257
62,169		Timken Co.	3,268,224
51,169		Towers Watson & Company	3,731,244
60,810		Trinity Industries, Inc.	2,566,790
37,467		Triumph Group, Inc.	2,993,613
70,478		URS Corp.	3,095,394
44,046		UTI Worldwide, Inc.	647,036
81,666	[2]	United Rentals, Inc.	4,296,448
18,491		Valmont Industries, Inc.	2,694,693
36,591		Wabtec Corp.	3,839,860
92,553		Waste Connections, Inc.	3,512,386
24,246		Watsco, Inc.	2,045,878
56,412		Werner Enterprises, Inc.	1,295,220
33,724		Woodward Governor Co.	1,213,727
		TOTAL	177,568,179
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Information Technology—13.3%
31,099	[2]	ACI Worldwide, Inc.	$1,461,964
56,993	[2]	AOL, Inc.	2,202,210
52,012	[2]	Acxiom Corp.	1,034,519
21,696		Adtran, Inc.	455,616
27,163	[2]	Advent Software, Inc.	788,814
14,363	[2]	Alliance Data Systems Corp.	2,467,133
72,117	[2]	Ansys, Inc.	5,831,381
79,450	[2]	Arrow Electronics, Inc.	3,116,823
343,331	[2]	Atmel Corp.	2,221,352
120,559	[2]	Avnet, Inc.	3,948,307
93,246		Broadridge Financial Solutions	2,347,934
46,180	[2]	CIENA Corp.	690,853
210,448	[2,3]	Cadence Design Systems, Inc.	2,904,182
34,495	[2]	Commvault Systems, Inc.	2,536,762
167,341	[2]	Compuware Corp.	2,008,092
27,673	[2,3]	Concur Technologies, Inc.	2,023,173
76,118		Convergys Corp.	1,295,528
71,680	[2]	CoreLogic, Inc.	1,955,430
80,625	[2]	Cree, Inc.	4,560,956
102,830	[2]	Cypress Semiconductor Corp.	1,037,555
21,842		DST Systems, Inc.	1,510,374
45,606		Diebold, Inc.	1,335,800
35,372	[2,3]	Equinix, Inc.	7,573,145
25,845		FactSet Research Systems	2,431,239
25,152		Fair Isaac & Co., Inc.	1,171,580
90,757	[2]	Fairchild Semiconductor International, Inc., Class A	1,170,765
72,579	[2]	Gartner Group, Inc., Class A	4,198,695
62,234		Global Payments, Inc.	2,887,658
77,913		Henry Jack & Associates, Inc.	3,615,163
98,765	[2]	Informatica Corp.	3,252,331
111,209	[2]	Ingram Micro, Inc., Class A	1,980,632
110,742	[2]	Integrated Device Technology, Inc.	787,376
20,694	[3]	InterDigital, Inc.	919,021
78,788	[2]	International Rectifier Corp.	1,671,093
159,195		Intersil Holding Corp.	1,235,353
28,777	[2]	Itron, Inc.	1,141,008
61,606		Lender Processing Services, Inc.	1,708,950
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
68,358		Lexmark International Group, Class A	$2,071,931
278,362	[2]	MEMC Electronic Materials	1,503,155
50,010	[2]	MICROS Systems Corp.	2,120,924
67,199		Mentor Graphics Corp.	1,227,054
164,667	[2]	Monster Worldwide, Inc.	721,241
125,083	[2]	NCR Corp.	3,411,013
71,970		National Instruments Corp.	1,966,940
49,191	[2]	Neustar, Inc., Class A	2,158,009
96,066	[2]	PTC, Inc.	2,306,545
30,603		Plantronics, Inc.	1,341,023
135,781	[2]	Polycom, Inc.	1,425,701
61,313	[2]	Qlogic Corp.	665,859
230,837	[2]	RF Micro Devices, Inc.	1,294,996
95,833	[2]	Rackspace Hosting, Inc.	4,619,151
133,368	[2]	Riverbed Technology, Inc.	1,981,848
80,108	[2]	Rovi Corp.	1,873,726
49,861	[2]	Semtech Corp.	1,599,042
28,451	[2]	Silicon Laboratories, Inc.	1,129,789
145,487	[2]	Skyworks Solutions, Inc.	3,210,898
49,028	[2]	Solarwinds, Inc.	2,493,074
51,527		Solera Holdings, Inc.	2,966,925
133,544	[2]	Synopsys, Inc.	4,750,160
26,946	[2]	Tech Data Corp.	1,259,187
513,996		Tellabs, Inc.	1,063,972
120,539	[2]	Tibco Software, Inc.	2,339,662
198,205	[2]	Trimble Navigation Ltd.	5,696,412
54,639	[2]	ValueClick, Inc.	1,686,160
84,559	[2]	Verifone Systems, Inc.	1,816,327
94,368	[2]	Vishay Intertechnology, Inc.	1,324,927
31,274	[2]	WEX, Inc.	2,369,944
37,198	[2]	Zebra Technologies Co., Class A	1,735,287
		TOTAL	149,609,649
		Materials—6.4%
68,572		Albemarle Corp.	4,200,035
50,597		Aptargroup, Inc.	2,838,492
58,101		Ashland, Inc.	4,950,786
61,864		Cabot Corp.	2,323,612
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Materials—continued
23,597		Carpenter Technology Corp.	$1,060,921
83,443		Commercial Metals Corp.	1,219,937
26,832		Compass Minerals International, Inc.	2,322,041
33,592		Cytec Industries, Inc.	2,447,513
33,630		Domtar, Corp.	2,337,621
36,655		Eagle Materials, Inc.	2,483,376
24,614		Greif, Inc., Class A	1,185,656
69,299	[2,3]	Intrepid Potash, Inc.	1,275,795
108,067	[2]	Louisiana-Pacific Corp.	1,958,174
30,455		Martin Marietta Materials	3,075,650
26,722		Minerals Technologies, Inc.	1,085,715
7,958		Newmarket Corp.	2,138,315
57,933		Olin Corp.	1,400,241
73,665		Packaging Corp. of America	3,503,507
99,125		RPM International, Inc.	3,211,650
58,111		Reliance Steel & Aluminum Co.	3,781,283
54,419		Rock-Tenn Co.	5,449,519
43,080		Royal Gold, Inc.	2,394,386
27,941		Scotts Co.	1,267,124
35,977		Sensient Technologies Corp.	1,415,695
32,825		Silgan Holdings, Inc.	1,571,333
93,050		Sonoco Products Co.	3,260,472
168,132		Steel Dynamics, Inc.	2,528,705
66,097		Valspar Corp.	4,218,311
40,256		Worthington Industries, Inc.	1,295,438
		TOTAL	72,201,303
		Telecommunication Services—0.5%
118,481	[2]	TW Telecom, Inc.	3,208,466
102,201		Telephone and Data System, Inc.	2,293,390
		TOTAL	5,501,856
		Utilities—5.0%
83,831		Alliant Energy Corp.	4,485,797
92,174		Aqua America, Inc.	2,924,681
68,949		Atmos Energy Corp.	3,059,267
45,271		Black Hills Corp.	2,122,757
36,166		Cleco Corp.	1,790,940
139,201		Great Plains Energy, Inc.	3,358,920
Semi-Annual Shareholder Report
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Shares or Principal Amount			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
91,304		Hawaiian Electric Industries, Inc.	$2,583,903
46,448		Idacorp, Inc.	2,285,706
150,284		MDU Resources Group, Inc.	3,749,586
176,772		NV Energy, Inc.	3,823,578
66,298		National Fuel Gas Co.	4,158,211
74,986		OGE Energy Corp.	5,431,236
70,867		PNM Resources, Inc.	1,701,517
139,749		Questar Corp.	3,548,227
87,369		UGI Corp.	3,580,382
63,649		Vectren Corp.	2,390,656
41,376		WGL Holdings, Inc.	1,912,399
94,999		Westar Energy, Inc.	3,321,165
		TOTAL	56,228,928
		TOTAL COMMON STOCKS (IDENTIFIED COST $679,590,833)	1,032,852,432
		Corporate Bond—0.3%
		Information Technology—0.3%
$1,000,000		Alliance Data Systems Corp., 4.750%, 05/15/2014 (IDENTIFIED COST $2,797,080)	3,602,950
		MUTUAL FUND—10.0%
112,417,292	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	112,417,292
		TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $794,805,205)[7]	1,148,872,674
		OTHER ASSETS AND LIABILITIES – NET—(2.0)%[8]	(22,270,006)
		TOTAL NET ASSETS—100%	$1,126,602,668
At April 30, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P Midcap 400 Index Long Futures	780	$90,300,600	June 2013	$3,901,689
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
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1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $90,300,600 at April 30, 2013, which represents 8.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 101.0%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $795,189,984.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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14

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,020,058,204	$—	$—	$1,020,058,204
International	12,794,228	—	—	12,794,228
Corporate Bond	—	3,602,950	—	3,602,950
Mutual Fund	112,417,292	—	—	112,417,292
TOTAL SECURITIES	$1,145,269,724	$3,602,950	$—	$1,148,872,674
OTHER FINANCIAL INSTRUMENTS*	$3,901,689	$—	$—	$3,901,689
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
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15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Period Ended 10/31/2012[1]
Net Asset Value, Beginning of Period	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.17	0.16
Net realized and unrealized gain on investments and futures contracts	4.02	2.17
TOTAL FROM INVESTMENT OPERATIONS	4.19	2.33
Less Distributions:
Distributions from net investment income	(0.17)	(0.18)
Distributions from net realized gain on investments and futures contracts	(0.59)	—
TOTAL DISTRIBUTIONS	(0.76)	(0.18)
Net Asset Value, End of Period	$25.83	$22.40
Total Return[2]	19.23%	11.51%
Ratios to Average Net Assets:
Net expenses	0.29%[3]	0.29%[3]
Net investment income	1.31%[3]	1.17%[3]
Expense waiver/reimbursement[4]	0.20%[3]	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$73,831	$37,696
Portfolio turnover	15%	18%[5]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
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16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.41	$21.19	$20.17	$16.01	$14.06	$25.79
Income From Investment Operations:
Net investment income	0.14	0.19	0.15	0.16	0.17	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	4.02	2.16	1.45	4.16	2.21	(8.69)
TOTAL FROM INVESTMENT OPERATIONS	4.16	2.35	1.60	4.32	2.38	(8.45)
Less Distributions:
Distributions from net investment income	(0.14)	(0.19)	(0.15)	(0.16)	(0.20)	(0.22)
Distributions from net realized gain on investments and futures contracts	(0.59)	(0.94)	(0.43)	—	(0.23)	(3.06)
TOTAL DISTRIBUTIONS	(0.73)	(1.13)	(0.58)	(0.16)	(0.43)	(3.28)
Net Asset Value, End of Period	$25.84	$22.41	$21.19	$20.17	$16.01	$14.06
Total Return[1]	19.08%	11.59%	7.95%	27.07%[2]	17.80%	(36.58)%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.54%	0.54%	0.54%	0.54%[4]	0.49%
Net investment income	1.18%[3]	0.88%	0.69%	0.88%	1.27%	1.13%
Expense waiver/reimbursement[5]	0.20%[3]	0.20%	0.19%	0.19%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,052,772	$923,634	$926,540	$883,235	$731,613	$604,507
Portfolio turnover	15%	18%	8%	12%	18%	19%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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17

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $114,086,438 of investment in affiliated holdings (Note 5) and $36,150,443 of securities loaned (identified cost $794,805,205)		$1,148,872,674
Restricted cash (Note 2)		2,760,000
Income receivable		1,010,821
Receivable for investments sold		12,707,828
Receivable for shares sold		813,332
Receivable for daily variation margin		741,988
TOTAL ASSETS		1,166,906,643
Liabilities:
Payable for investments purchased	$2,483,376
Payable for shares redeemed	812,704
Payable for collateral due to broker for securities lending	36,646,370
Payable for Directors'/Trustees' fees (Note 5)	1,767
Payable for shareholder services fee (Note 5)	210,674
Accrued expenses (Note 5)	149,084
TOTAL LIABILITIES		40,303,975
Net assets for 43,605,884 shares outstanding		$1,126,602,668
Net Assets Consist of:
Paid-in capital		$765,726,034
Net unrealized appreciation of investments and futures contracts		357,969,158
Accumulated net realized gain on investments and futures contracts		2,557,397
Undistributed net investment income		350,079
TOTAL NET ASSETS		$1,126,602,668
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$73,831,003 ÷ 2,858,577 shares outstanding, no par value, unlimited shares authorized		$25.83
Service Shares:
$1,052,771,665 ÷ 40,747,307 shares outstanding, no par value, unlimited shares authorized		$25.84
See Notes which are an integral part of the Financial Statements
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18

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $59,728 received from affiliated holdings (Note 5)		$8,690,837
Interest (including income on securities loaned of $157,775)		181,525
TOTAL INCOME		8,872,362
Expenses:
Management fee (Note 5)	$2,071,540
Custodian fees	41,511
Transfer and dividend disbursing agent fees and expenses (Note 2)	310,532
Directors'/Trustees' fees (Note 5)	3,562
Auditing fees	11,604
Legal fees	6,200
Portfolio accounting fees	64,000
Shareholder services fee (Note 5)	1,185,731
Account administration fee (Note 2)	14,037
Share registration costs	22,701
Printing and postage	19,275
Insurance premiums (Note 5)	2,790
Miscellaneous (Note 5)	7,797
TOTAL EXPENSES	3,761,280
Waiver/reimbursement of management fee (Note 5)	(1,034,269)
Net expenses		2,727,011
Net investment income		6,145,351
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments		6,665,652
Net realized gain on futures contracts		7,273,204
Net change in unrealized appreciation of investments		155,689,060
Net change in unrealized depreciation of futures contracts		4,642,312
Net realized and unrealized gain on investments and futures contracts		174,270,228
Change in net assets resulting from operations		$180,415,579
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,145,351	$8,525,639
Net realized gain on investments and futures contracts	13,938,856	27,023,212
Net change in unrealized appreciation/depreciation of investments and futures contracts	160,331,372	69,689,085
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	180,415,579	105,237,936
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(390,688)	(109,215)
Service Shares	(5,948,340)	(8,311,789)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(999,103)	—
Service Shares	(24,025,239)	(40,564,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,363,370)	(48,985,921)
Share Transactions:
Proceeds from sale of shares	152,462,544	201,541,041
Net asset value of shares issued to shareholders in payment of distributions declared	30,592,518	45,692,036
Cost of shares redeemed	(166,834,646)	(268,694,828)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,220,416	(21,461,751)
Change in net assets	165,272,625	34,790,264
Net Assets:
Beginning of period	961,330,043	926,539,779
End of period (including undistributed net investment income of $350,079 and $543,756, respectively)	$1,126,602,668	$961,330,043
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
Effective January 4, 2012, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing- service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
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Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended April 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$14,037
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
Semi-Annual Shareholder Report
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contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $74,468,373. This is based on amounts held as of each month-end throughout the six month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$36,150,443	$36,646,370
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$3,901,689*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$7,273,204
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25

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$4,642,312
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Period Ended 10/31/2012[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,197,072	$54,265,170	1,748,078	$39,341,704
Shares issued to shareholders in payment of distributions declared	60,190	1,372,398	4,725	107,808
Shares redeemed	(1,081,296)	(26,961,425)	(70,192)	(1,556,799)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,175,966	$28,676,143	1,682,611	$37,892,713
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,066,665	$98,197,374	7,543,720	$162,199,337
Shares issued to shareholders in payment of distributions declared	1,293,899	29,220,120	2,220,317	45,584,228
Shares redeemed	(5,827,911)	(139,873,221)	(12,271,612)	(267,138,029)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(467,347)	$(12,455,727)	(2,507,575)	$(59,354,464)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	708,619	$16,220,416	(824,964)	$(21,461,751)
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $795,189,984. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation futures contracts was $353,692,690. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $373,904,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,211,870.
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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Manager voluntarily waived $981,431 of its fee.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees.
For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$1,185,731
For the six months ended April 30, 2013, FSSC received $5,199 of fees paid by the Fund. For the six months ended April 30, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and certain of its affiliates (FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.29% and 0.54% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Manager reimbursed $52,838. Transactions involving the affiliated holdings during the six months ended April 30, 2013, were as follows:
	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	—	54,905,767	54,905,767
Purchases/Additions	72,698	293,535,504	293,608,202
Sales/Reductions	—	(236,023,979)	(236,023,979)
Balance of Shares Held 4/30/2013	72,698	112,417,292	112,489,990
Value	$1,669,146	$112,417,292	$114,086,438
Dividend Income	$17,448	$42,280	$59,728
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$141,554,747
Sales	$175,807,211
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
9. SUBSEQUENT EVENTS
On July 1, 2013, a current shareholder in the Fund expects to redeem its entire share position which represents approximately 21% of net assets as of April 30, 2013. The Fund anticipates paying a special capital gain distribution immediately prior to this redemption.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,192.30	$1.58
Service Shares	$1,000	$1,190.80	$2.93
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.36	$1.45
Service Shares	$1,000	$1,022.12	$2.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.29%
Service Shares	0.54%
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Evaluation and Approval of Advisory Contract–May 2012
Federated mid-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in
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connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's
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and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such expense comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed relevant by the Board as a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for
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the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
3042108 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	17.2%
Financials	15.7%
Health Care	12.3%
Consumer Discretionary	11.3%
Consumer Staples	10.9%
Energy	10.0%
Industrials	9.5%
Utilities	3.5%
Materials	3.1%
Telecommunication Services	2.9%
Derivative Contracts[2]	0.2%
Securities Lending Collateral[3]	0.1%
Cash Equivalents[4]	3.4%
Other Assets and Liabilities—Net[5]	(0.1)%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.2%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—96.4%[1]
		Consumer Discretionary—11.3%
1,803		Abercrombie & Fitch Co., Class A	$89,357
13,118	[2]	Amazon.com, Inc.	3,329,480
18,093	[2]	Apollo Group, Inc., Class A	332,368
1,200	[2]	AutoZone, Inc.	490,908
12,271	[2]	Bed Bath & Beyond, Inc.	844,245
21,489		Best Buy Co., Inc.	558,499
1,329		Block (H&R), Inc.	36,866
3,569	[2]	BorgWarner, Inc.	278,989
20,308		CBS Corp., Class B	929,700
25,067		Cablevision Systems Corp., Class A	372,496
7,115	[2]	CarMax, Inc.	327,575
23,766		Carnival Corp.	820,165
343	[2]	Chipotle Mexican Grill, Inc.	124,574
9,260		Coach, Inc.	545,044
95,404		Comcast Corp., Class A	3,940,185
8,325	[2]	Discovery Communications, Inc.	656,176
3,734		Darden Restaurants, Inc.	192,786
9,577		Delphi Automotive PLC	442,553
25,472	[2]	DirecTV	1,440,696
10,064	[2]	Dollar General Corp.	524,234
7,248	[2]	Dollar Tree, Inc.	344,715
2,577		Expedia, Inc.	143,900
163,349		Ford Motor Co.	2,239,515
4,671	[2]	Fossil, Inc.	458,318
6,010		Gannett Co., Inc.	121,162
9,434		Gap (The), Inc.	358,398
11,825	[3]	Garmin Ltd.	414,821
5,009		Genuine Parts Co.	382,337
29,498	[2]	Goodyear Tire & Rubber Co.	368,577
7,289		Harley Davidson, Inc.	398,344
1,343		Harman International Industries, Inc.	60,046
54,009		Home Depot, Inc.	3,961,560
6,583		International Game Technology	111,582
32,453		Johnson Controls, Inc.	1,136,180
13,341		Kohl's Corp.	627,827
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
14,466		L Brands, Inc.	$729,231
3,705		Leggett and Platt, Inc.	119,449
39,280		Lowe's Cos., Inc.	1,509,138
13,248		Macy's, Inc.	590,861
7,695		Marriott International, Inc., Class A	331,347
11,443		Mattel, Inc.	522,487
36,199		McDonald's Corp.	3,697,366
3,446	[2]	NetFlix, Inc.	744,577
8,520		Newell Rubbermaid, Inc.	224,417
71,532		News Corp., Inc., Class A	2,215,346
25,687		Nike, Inc., Class B	1,633,693
4,545		Nordstrom, Inc.	257,202
3,578	[2]	O'Reilly Automotive, Inc.	383,991
8,705		Omnicom Group, Inc.	520,298
2,380		PVH Corp.	274,676
1,774	[2]	Penney (J.C.) Co., Inc.	29,129
3,109		PetSmart, Inc.	212,158
1,752	[2]	Priceline.com, Inc.	1,219,374
10,336	[2]	Pulte Group, Inc.	216,953
3,753		Ralph Lauren Corp.	681,470
7,290		Ross Stores, Inc.	481,650
5,326		Staples, Inc.	70,516
31,912		Starbucks Corp.	1,941,526
6,283		Starwood Hotels & Resorts	405,379
25,612		TJX Cos., Inc.	1,249,097
23,083		Target Corp.	1,628,736
3,637		Tiffany & Co.	267,974
10,289		Time Warner Cable, Inc.	966,034
33,340		Time Warner, Inc.	1,993,065
3,042	[2]	TripAdvisor, Inc.	159,948
2,679	[2]	Urban Outfitters, Inc.	111,018
2,920		V.F. Corp.	520,402
15,845		Viacom, Inc., Class B - New	1,013,922
65,200		Walt Disney Co.	4,097,168
736		Washington Post Co., Class B	326,298
2,436		Whirlpool Corp.	278,386
4,209		Wyndham Worldwide Corp.	252,877
4,989		Wynn Resorts Ltd.	684,990
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
15,785		Yum! Brands, Inc.	$1,075,274
		TOTAL	61,041,601
		Consumer Staples—10.9%
72,097		Altria Group, Inc.	2,632,261
31,674		Archer-Daniels-Midland Co.	1,075,016
28,346		Avon Products, Inc.	656,493
5,064		Beam, Inc.	327,691
4,831		Brown-Forman Corp., Class B	340,586
49,748		CVS Corp.	2,894,339
5,447		Campbell Soup Co.	252,795
4,461		Clorox Co.	384,761
8,207		Coca-Cola Enterprises, Inc.	300,622
15,663		Colgate-Palmolive Co.	1,870,319
13,721		ConAgra Foods, Inc.	485,312
4,502	[2]	Constellation Brands, Inc., Class A	222,174
15,467		Costco Wholesale Corp.	1,677,087
20,683	[2]	Dean Foods Co.	395,873
6,363		Dr. Pepper Snapple Group, Inc.	310,705
4,774		Estee Lauder Cos., Inc., Class A	331,077
22,625		General Mills, Inc.	1,140,752
11,034		Heinz (H.J.) Co.	799,082
4,911		Hershey Foods Corp.	437,865
3,799		Hormel Foods Corp.	156,785
8,344		Kellogg Co.	542,694
16,793		Kimberly-Clark Corp.	1,732,870
20,711		Kraft Foods Group, Inc.	1,066,409
26,810		Kroger Co.	921,728
20,206		Lorillard, Inc.	866,635
4,712		McCormick & Co., Inc.	338,981
10,725		Mead Johnson Nutrition Co.	869,690
4,731		Molson Coors Brewing Co., Class B	244,120
63,444		Mondelez International, Inc.	1,995,314
55,839		PepsiCo, Inc.	4,605,042
59,778		Philip Morris International, Inc.	5,714,179
103,289		Procter & Gamble Co.	7,929,497
17,510		Reynolds American, Inc.	830,324
14,720		Safeway, Inc.	331,494
3,412		Smucker (J.M.) Co.	352,221
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
20,007		Sysco Corp.	$697,444
141,497		The Coca-Cola Co.	5,989,568
20,720		Tyson Foods, Inc., Class A	510,334
64,614		Wal-Mart Stores, Inc.	5,021,800
30,402		Walgreen Co.	1,505,203
5,713		Whole Foods Market, Inc.	504,572
		TOTAL	59,261,714
		Energy—10.0%
17,736		Anadarko Petroleum Corp.	1,503,303
11,021		Apache Corp.	814,231
15,061		Baker Hughes, Inc.	683,619
519		CONSOL Energy, Inc.	17,459
7,139		Cabot Oil & Gas Corp., Class A	485,809
8,274	[2]	Cameron International Corp.	509,265
6,543		Chesapeake Energy Corp.	127,850
73,255		Chevron Corp.	8,937,843
43,859		ConocoPhillips	2,651,277
10,873	[2]	Denbury Resources, Inc.	194,518
12,905		Devon Energy Corp.	710,549
6,225		Diamond Offshore Drilling, Inc.	430,147
11,931		EOG Resources, Inc.	1,445,560
4,759		EQT Corp.	357,496
7,641		Ensco PLC	440,733
163,474		Exxon Mobil Corp.	14,547,551
7,758	[2]	FMC Technologies, Inc.	421,259
32,839		Halliburton Co.	1,404,524
3,038		Helmerich & Payne, Inc.	178,088
10,184		Hess Corp.	735,081
21,826		Kinder Morgan, Inc.	853,397
24,393		Marathon Oil Corp.	796,919
11,567		Marathon Petroleum Corp.	906,390
5,826		Murphy Oil Corp.	361,736
7,393		Nabors Industries Ltd.	109,342
11,967		National-Oilwell, Inc.	780,488
16,568	[2]	Newfield Exploration Co.	361,017
7,906		Noble Corp.	296,475
6,135		Noble Energy, Inc.	695,034
28,845		Occidental Petroleum Corp.	2,574,705
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
7,389		Peabody Energy Corp.	$148,223
22,019		Phillips 66	1,342,058
2,772		Pioneer Natural Resources, Inc.	338,822
4,911		QEP Resources, Inc.	140,995
5,745		Range Resources Corp.	422,372
3,080	[2]	Rowan Companies PLC	100,192
47,941		Schlumberger Ltd.	3,568,249
12,964	[2]	Southwestern Energy Co.	485,113
22,803		Spectra Energy Corp.	718,979
4,134		Tesoro Petroleum Corp.	220,756
25,909		Valero Energy Corp.	1,044,651
23,431	[2]	WPX Energy, Inc.	366,227
23,608		Williams Cos., Inc.	900,173
		TOTAL	54,128,475
		Financials—15.7%
11,848		Ace Ltd.	1,056,131
22,010		Aflac, Inc.	1,198,224
16,446		Allstate Corp.	810,130
34,429		American Express Co.	2,355,288
60,715	[2]	American International Group, Inc.	2,514,815
17,742		American Tower Corp.	1,490,151
6,750		Ameriprise Financial, Inc.	503,077
10,573		Aon PLC	638,081
13,603		Apartment Investment & Management Co., Class A	423,189
3,503		Assurant, Inc.	166,533
2,176		Avalonbay Communities, Inc.	289,495
23,971		BB&T Corp.	737,588
417,116		Bank of America Corp.	5,134,698
66,284	[2]	Berkshire Hathaway, Inc., Class B	7,047,315
4,402		Blackrock, Inc.	1,173,133
5,044		Boston Properties, Inc.	551,965
21,562	[2]	CBRE Group, Inc.	522,232
10,399		CME Group, Inc.	632,883
26,063		Capital One Financial Corp.	1,505,920
8,971		Chubb Corp.	790,076
10,785		Cincinnati Financial Corp.	527,494
110,089		Citigroup, Inc.	5,136,753
5,426		Comerica, Inc.	196,693
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
16,980		Discover Financial Services	$742,705
34,969	[2]	E*Trade Financial Corp.	359,831
16,315		Equity Residential Properties Trust	947,249
28,888		Fifth Third Bancorp	491,963
4,067		First Horizon National Corp.	42,297
4,717		Franklin Resources, Inc.	729,531
43,853	[2]	Genworth Financial, Inc., Class A	439,846
15,672		Goldman Sachs Group, Inc.	2,289,209
15,584		HCP, Inc.	830,627
6,024		Hartford Financial Services Group, Inc.	169,214
8,804		Health Care REIT, Inc.	660,036
23,680		Host Hotels & Resorts, Inc.	432,634
47,134		Hudson City Bancorp, Inc.	391,684
23,875		Huntington Bancshares, Inc.	171,184
1,068	[2]	InterContinentalExchange, Inc.	174,009
14,346		Invesco Ltd.	455,342
139,064		JPMorgan Chase & Co.	6,815,527
28,634		KeyCorp	285,481
12,653		Kimco Realty Corp.	300,888
2,586		Legg Mason, Inc.	82,390
20,023		Leucadia National Corp.	618,510
17,841		Lincoln National Corp.	606,772
10,175		Loews Corp.	454,517
3,980		M & T Bank Corp.	398,796
18,726		Marsh & McLennan Cos., Inc.	711,775
5,338		McGraw-Hill Cos., Inc.	288,839
33,268		MetLife, Inc.	1,297,119
6,129		Moody's Corp.	372,950
47,910		Morgan Stanley	1,061,206
2,714		NASDAQ OMX Group, Inc.	80,009
15,545		NYSE Euronext	603,301
7,031		Northern Trust Corp.	379,112
18,572		PNC Financial Services Group	1,260,667
8,570		People's United Financial, Inc.	112,781
4,958		Plum Creek Timber Co., Inc.	255,535
8,582		Principal Financial Group	309,810
18,327		Progressive Corp., Ohio	463,490
23,326		ProLogis, Inc.	978,526
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
16,149		Prudential Financial, Inc	$975,723
4,946		Public Storage, Inc.	816,090
83,516		Regions Financial Corp.	709,051
14,061		SLM Holding Corp.	290,360
37,306		Schwab (Charles) Corp.	632,710
11,164		Simon Property Group, Inc.	1,987,973
21,102		State Street Corp.	1,233,834
17,929		SunTrust Banks, Inc.	524,423
8,796		T. Rowe Price Group, Inc.	637,710
51,738		The Bank of New York Mellon Corp.	1,460,046
16,872		The Travelers Cos, Inc.	1,441,038
2,571		Torchmark Corp.	159,582
66,723		U.S. Bancorp	2,220,541
8,061		Unum Group	224,821
9,996		Ventas, Inc.	795,981
5,596		Vornado Realty Trust	489,986
178,086		Wells Fargo & Co.	6,763,706
18,337		Weyerhaeuser Co.	559,462
9,114		XL Group PLC	283,810
4,687		Zions Bancorp	115,394
		TOTAL	84,789,467
		Health Care—12.3%
26,902		Amgen, Inc.	2,803,457
64,720		Abbott Laboratories	2,389,462
64,066		AbbVie, Inc.	2,950,239
4,129	[2]	Actavis, Inc.	436,559
11,035		Aetna, Inc.	633,850
11,459		Agilent Technologies, Inc.	474,861
4,481	[2]	Alexion Pharmaceuticals, Inc.	439,138
11,712		Allergan, Inc.	1,329,898
3,492		AmerisourceBergen Corp.	188,987
2,305		Bard (C.R.), Inc.	229,025
19,282		Baxter International, Inc.	1,347,233
9,763		Becton, Dickinson & Co.	920,651
8,387	[2]	Biogen Idec, Inc.	1,836,166
43,165	[2]	Boston Scientific Corp.	323,306
58,707		Bristol-Myers Squibb Co.	2,331,842
9,659		CIGNA Corp.	639,136
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
11,262		Cardinal Health, Inc.	$498,006
6,683	[2]	CareFusion Corp.	223,480
14,895	[2]	Celgene Corp.	1,758,653
5,398	[2]	Cerner Corp.	522,365
3,856		Coventry Health Care, Inc.	191,065
16,528		Covidien PLC	1,055,148
2,665	[2]	DaVita HealthCare Partners, Inc.	316,202
4,019		Dentsply International, Inc.	170,205
3,558	[2]	Edwards Lifesciences Corp.	226,965
34,374	[2]	Express Scripts Holding Co.	2,040,784
7,232	[2]	Forest Laboratories, Inc., Class A	270,549
54,674	[2]	Gilead Sciences, Inc.	2,768,691
14,017	[2]	Hospira, Inc.	464,243
5,118		Humana, Inc.	379,295
1,573	[2]	Intuitive Surgical, Inc.	774,372
102,412		Johnson & Johnson	8,728,575
2,846	[2]	Laboratory Corp. of America Holdings	265,703
5,509	[2]	Life Technologies, Inc.	405,958
41,049		Lilly (Eli) & Co.	2,273,294
6,165		McKesson Corp.	652,380
35,938		Medtronic, Inc.	1,677,586
116,398		Merck & Co., Inc.	5,470,706
23,360	[2]	Mylan, Inc.	680,010
1,714		Patterson Cos., Inc.	65,046
2,640		PerkinElmer, Inc.	80,916
2,806		Perrigo Co.	335,065
261,435		Pfizer, Inc.	7,599,915
4,889		Quest Diagnostics, Inc.	275,397
2,795	[2]	Regeneron Pharmaceuticals, Inc.	601,316
9,081		St. Jude Medical, Inc.	374,319
10,385		Stryker Corp.	681,048
9,125	[3]	Tenet Healthcare Corp.	413,910
12,418		Thermo Fisher Scientific, Inc.	1,001,884
36,659		UnitedHealth Group, Inc.	2,196,974
3,667	[2]	Varian Medical Systems, Inc.	238,868
2,898	[2]	Waters Corp.	267,775
13,740		Wellpoint, Inc.	1,001,921
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
5,521		Zimmer Holdings, Inc.	$422,080
		TOTAL	66,644,479
		Industrials—9.5%
22,758		3M Co.	2,382,990
2,462		Avery Dennison Corp.	102,050
24,317		Boeing Co.	2,222,817
1,548		C.H. Robinson Worldwide, Inc.	91,936
47,901		CSX Corp.	1,177,886
23,387		Caterpillar, Inc.	1,980,177
2,676		Cintas Corp.	120,072
6,012		Cummins, Inc.	639,617
20,403		Danaher Corp.	1,243,359
13,663		Deere & Co.	1,220,106
5,685		Dover Corp.	392,151
16,414		Eaton Corp. PLC	1,007,984
25,511		Emerson Electric Co.	1,416,116
3,512		Equifax, Inc.	214,934
6,119		Expeditors International Washington, Inc.	219,856
8,859		Fastenal Co.	434,534
10,185		FedEx Corp.	957,492
1,452		Flowserve Corp.	229,590
6,728		Fluor Corp.	383,361
11,415		General Dynamics Corp.	844,253
378,488		General Electric Co.	8,436,498
28,010		Honeywell International, Inc.	2,059,855
14,368		Illinois Tool Works, Inc.	927,598
9,153		Ingersoll-Rand PLC	492,431
4,711		Iron Mountain, Inc.	178,358
4,258	[2]	Jacobs Engineering Group, Inc.	214,944
8,300		Joy Global, Inc.	469,116
6,458		L-3 Communications Holdings, Inc.	524,712
12,485		Lockheed Martin Corp.	1,237,139
10,492		Masco Corp.	203,964
10,845		Norfolk Southern Corp.	839,620
7,952		Northrop Grumman Corp.	602,284
11,920		PACCAR, Inc.	593,378
3,308		Pall Corp.	220,677
4,892		Parker-Hannifin Corp.	433,284
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
2,610		Pentair Ltd.	$141,854
24,979	[3]	Pitney Bowes, Inc.	341,463
5,088		Precision Castparts Corp.	973,284
16,935	[2]	Quanta Services, Inc.	465,374
11,032		Raytheon Co.	677,144
18,730		Republic Services, Inc.	638,318
3,746		Robert Half International, Inc.	122,944
4,516		Rockwell Automation, Inc.	382,866
4,182		Rockwell Collins, Inc.	263,131
3,215		Roper Industries, Inc.	384,675
6,226		Ryder Systems, Inc.	361,544
1,511		Snap-On, Inc.	130,248
45,914		Southwest Airlines Co.	629,022
5,229		Stanley Black & Decker, Inc.	391,181
2,937	[2]	Stericycle, Inc.	318,136
18,669		Textron, Inc.	480,727
13,809		The ADT Corp.	602,625
15,456		Tyco International Ltd.	496,447
16,818		Union Pacific Corp.	2,488,391
29,196		United Parcel Service, Inc.	2,506,185
30,326		United Technologies Corp.	2,768,461
1,957		W. W. Grainger, Inc.	482,342
14,690		Waste Management, Inc.	601,996
4,945		Xylem, Inc.	137,224
		TOTAL	51,500,721
		Information Technology—17.2%
22,918		Accenture PLC	1,866,442
17,086	[2]	Adobe Systems, Inc.	770,237
5,052	[2]	Akamai Technologies, Inc.	221,833
4,374		Altera Corp.	140,012
5,153		Amphenol Corp., Class A	389,155
10,080		Analog Devices, Inc.	443,419
34,261		Apple, Inc.	15,169,058
40,121		Applied Materials, Inc.	582,156
6,950	[2]	Autodesk, Inc.	273,691
16,969		Automatic Data Processing, Inc.	1,142,692
3,705	[2]	BMC Software, Inc.	168,503
17,676		Broadcom Corp.	636,336
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
22,438		CA, Inc.	$605,153
192,764		Cisco Systems, Inc.	4,032,623
6,110	[2]	Citrix Systems, Inc.	379,859
10,384	[2]	Cognizant Technology Solutions Corp.	672,883
10,873		Computer Sciences Corp.	509,400
73,019		Corning, Inc.	1,058,775
49,904		Dell, Inc.	668,714
87,855	[2]	EMC Corp. Mass	1,970,588
41,806	[2]	eBay, Inc.	2,190,216
8,141	[2]	Electronic Arts, Inc.	143,363
4,301	[2]	Fiserv, Inc.	391,864
3,332		FLIR Systems, Inc.	81,001
2,297	[2]	F5 Networks, Inc.	175,560
17,152		Fidelity National Information Services, Inc.	721,242
8,705	[2]	First Solar, Inc.	405,305
9,712	[2]	Google Inc.	8,008,224
73,828		Hewlett-Packard Co.	1,520,857
192,969		Intel Corp.	4,621,607
38,115		International Business Machines Corp.	7,719,812
9,417		Intuit, Inc.	561,630
4,766	[2]	JDS Uniphase Corp.	64,341
3,926		Jabil Circuit, Inc.	69,883
32,618	[2]	Juniper Networks, Inc.	539,828
5,095		KLA-Tencor Corp.	276,404
12,347	[2]	LSI Logic Corp.	80,749
4,694	[2]	Lam Research Corp.	216,957
7,138		Linear Technology Corp.	260,537
3,770		Mastercard, Inc., Class A	2,084,546
5,747		Microchip Technology, Inc.	209,306
64,571	[2]	Micron Technology, Inc.	608,259
274,219		Microsoft Corp.	9,076,649
3,313		Molex, Inc.	91,339
9,304		Motorola Solutions, Inc.	532,189
18,770		NVIDIA Corp.	258,463
11,699	[2]	NetApp, Inc.	408,178
133,625		Oracle Corp.	4,380,227
10,677		Paychex, Inc.	388,750
62,130		Qualcomm, Inc.	3,828,451
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
6,018	[2]	Red Hat, Inc.	$288,443
6,683		SAIC, Inc.	99,844
18,568	[2]	Salesforce.com, Inc.	763,330
7,919	[2]	Sandisk Corp.	415,272
18,631		Seagate Technology	683,758
23,148	[2]	Symantec Corp.	562,496
14,161		TE Connectivity Ltd.	616,711
5,176	[2]	Teradata Corporation	264,338
38,992		Texas Instruments, Inc.	1,411,900
3,797		Total System Services, Inc.	89,685
10,972	[2]	Verisign, Inc.	505,480
18,576		Visa, Inc., Class A Shares	3,129,313
6,919		Western Digital Corp.	382,482
27,536		Western Union Co.	407,808
38,881		Xerox Corp.	333,599
8,222		Xilinx, Inc.	311,696
46,323	[2]	Yahoo, Inc.	1,145,568
		TOTAL	93,028,989
		Materials—3.1%
7,005		Air Products & Chemicals, Inc.	609,155
1,981		Airgas, Inc.	191,464
8,783		Alcoa, Inc.	74,655
2,312		Allegheny Technologies, Inc.	62,378
4,393		Ball Corp.	193,819
2,504		Bemis Co., Inc.	98,532
3,647		CF Industries Holdings, Inc.	680,202
2,858		Cliffs Natural Resources, Inc.	60,990
42,469		Dow Chemical Co.	1,440,124
39,404		Du Pont (E.I.) de Nemours & Co.	2,147,912
4,899		Eastman Chemical Co.	326,518
9,078		Ecolab, Inc.	768,180
702		FMC Corp.	42,611
36,336		Freeport-McMoRan Copper & Gold, Inc.	1,105,704
2,311		International Flavors & Fragrances, Inc.	178,386
15,052		International Paper Co.	707,143
18,028		LyondellBasell Industries NV, Class A	1,094,300
5,024		MeadWestvaco Corp.	173,228
19,135		Monsanto Co.	2,044,001
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
5,830		Mosaic Co./The	$359,070
16,954		Newmont Mining Corp.	549,310
10,501		Nucor Corp.	458,054
15,705	[2]	Owens-Illinois, Inc.	412,727
4,849		PPG Industries, Inc.	713,482
10,384		Praxair, Inc.	1,186,891
4,985		Sealed Air Corp.	110,268
2,838		Sherwin-Williams Co.	519,666
3,746		Sigma-Aldrich Corp.	294,773
		TOTAL	16,603,543
		Telecommunication Services—2.9%
199,687		AT&T, Inc.	7,480,275
21,450		CenturyLink, Inc.	805,876
7,082	[2]	Crown Castle International Corp.	545,314
23,482		Frontier Communications Corp.	97,685
150,995	[2]	Sprint Nextel Corp.	1,064,515
103,610		Verizon Communications, Inc.	5,585,615
15,232		Windstream Corp.	129,777
		TOTAL	15,709,057
		Utilities—3.5%
43,028		AES Corp.	596,368
3,094		AGL Resources, Inc.	135,672
7,424		Ameren Corp.	269,120
16,730		American Electric Power Co., Inc.	860,424
7,863		CMS Energy Corp.	235,418
13,516		CenterPoint Energy, Inc.	333,575
9,884		Consolidated Edison Co.	629,117
5,572		DTE Energy Co.	406,087
20,721		Dominion Resources, Inc.	1,278,071
25,093		Duke Energy Corp.	1,886,994
16,975		Edison International	913,255
5,716		Entergy Corp.	407,151
38,718		Exelon Corp.	1,452,312
14,099		FirstEnergy Corp.	657,013
1,994		Integrys Energy Group, Inc.	122,751
21,446		NRG Energy, Inc.	597,700
14,860		NextEra Energy, Inc.	1,218,966
9,646		NiSource, Inc.	296,421
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
10,331		Northeast Utilities Co.	$468,304
6,450		ONEOK, Inc.	331,272
21,755		P G & E Corp.	1,053,812
19,708		PPL Corp.	657,853
6,051		Pepco Holdings, Inc.	136,753
3,134		Pinnacle West Capital Corp.	190,861
17,033		Public Service Enterprises Group, Inc.	623,578
3,851		SCANA Corp.	208,724
5,096		Sempra Energy	422,204
31,128		Southern Co.	1,501,303
4,609		TECO Energy, Inc.	88,170
7,439		Wisconsin Energy Corp.	334,309
16,153		Xcel Energy, Inc.	513,504
		TOTAL	18,827,062
		TOTAL COMMON STOCKS (IDENTIFIED COST $180,233,704)	521,535,108
		MUTUAL FUND—3.5%
19,085,722	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	19,085,722
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $199,319,426)[7]	540,620,830
		OTHER ASSETS AND LIABILITIES - NET—0.1%[8]	281,667
		TOTAL NET ASSETS—100%	$540,902,497
At April 30, 2013, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 Emini Index Long Futures	18	$1,432,980	June 2013	$59,344
2S&P 500 Index Long Futures	45	$17,912,250	June 2013	$802,754
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$862,098
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $19,345,230 at April 30, 2013, which represents 3.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.17	$12.83	$12.69	$11.65	$15.53	$28.32
Income From Investment Operations:
Net investment income	0.07	0.09	0.08[1]	0.07[1]	0.12[1]	0.17[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.76	1.60	0.77	1.64	0.51	(9.60)
TOTAL FROM INVESTMENT OPERATIONS	1.83	1.69	0.85	1.71	0.63	(9.43)
Less Distributions:
Distributions from net investment income	(0.07)	(0.09)	(0.08)	(0.08)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(1.19)	(0.35)	(0.71)	(0.67)	(4.51)	(3.38)
Regulatory Settlement Proceeds	—	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.81	$14.17	$12.83	$12.69	$11.65	$15.53
Total Return[3]	14.04%	13.43%	6.87%	15.11%	8.55%	(36.87)%[2]
Ratios to Average Net Assets:
Net expenses	1.43%[4]	1.43%	1.43%	1.43%	1.43%	1.41%
Net investment income	0.94%[4]	0.72%	0.59%	0.58%	1.14%	0.78%
Expense waiver/reimbursement[5]	0.04%[4]	0.07%	0.06%	0.07%	0.09%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,049	$30,445	$29,402	$31,722	$32,489	$35,288
Portfolio turnover	13%	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.26	$12.90	$12.76	$11.71	$15.58	$28.41
Income From Investment Operations:
Net investment income	0.09	0.15	0.12[1]	0.11[1]	0.15[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.77	1.61	0.77	1.65	0.53	(9.65)
TOTAL FROM INVESTMENT OPERATIONS	1.86	1.76	0.89	1.76	0.68	(9.41)
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.12)	(0.12)	(0.17)	(0.23)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(1.21)	(0.40)	(0.75)	(0.71)	(4.55)	(3.44)
Regulatory Settlement Proceeds	—	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.91	$14.26	$12.90	$12.76	$11.71	$15.58
Total Return[3]	14.20%	13.89%	7.18%	15.51%	8.94%	(36.72)%[2]
Ratios to Average Net Assets:
Net expenses	1.09%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.29%[4]	1.03%	0.91%	0.91%	1.42%	1.11%
Expense waiver/reimbursement[5]	0.04%[4]	0.07%	0.06%	0.06%	0.09%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,211	$40,047	$32,474	$30,980	$25,796	$21,739
Portfolio turnover	13%	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.33	$12.96	$12.82	$11.76	$15.62	$28.48
Income From Investment Operations:
Net investment income	0.13	0.25	0.22[1]	0.20[1]	0.24[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.79	1.62	0.77	1.66	0.53	(9.67)
TOTAL FROM INVESTMENT OPERATIONS	1.92	1.87	0.99	1.86	0.77	(9.27)
Less Distributions:
Distributions from net investment income	(0.14)	(0.24)	(0.22)	(0.21)	(0.25)	(0.40)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(1.26)	(0.50)	(0.85)	(0.80)	(4.63)	(3.61)
Regulatory Settlement Proceeds	—	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.99	$14.33	$12.96	$12.82	$11.76	$15.62
Total Return[3]	14.61%	14.74%	7.96%	16.38%	9.78%	(36.23)%[2]
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.03%[4]	1.80%	1.67%	1.65%	2.24%	1.84%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.09%	0.09%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$219,941	$198,656	$187,164	$208,399	$170,766	$215,731
Portfolio turnover	13%	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.26	$12.90	$12.77	$11.71	$15.58	$28.41
Income From Investment Operations:
Net investment income	0.11	0.20	0.18[1]	0.16[1]	0.20[1]	0.33[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.78	1.62	0.76	1.66	0.52	(9.64)
TOTAL FROM INVESTMENT OPERATIONS	1.89	1.82	0.94	1.82	0.72	(9.31)
Less Distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.18)	(0.17)	(0.21)	(0.33)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(1.24)	(0.46)	(0.81)	(0.76)	(4.59)	(3.54)
Regulatory Settlement Proceeds	—	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.91	$14.26	$12.90	$12.77	$11.71	$15.58
Total Return[3]	14.44%	14.38%	7.59%	16.10%	9.42%	(36.41)%[2]
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.76%[4]	1.50%	1.35%	1.36%	1.90%	1.54%
Expense waiver/reimbursement[5]	0.36%[4]	0.39%	0.38%	0.38%	0.41%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$243,701	$259,304	$287,432	$231,807	$227,316	$235,167
Portfolio turnover	13%	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $748,085 of securities loaned and $19,085,722 of investment in an affiliated holding (Note 5) (identified cost $199,319,426)		$540,620,830
Restricted cash (Note 2)		868,000
Income receivable		469,808
Receivable for investments sold		413,557
Receivable for shares sold		719,680
Receivable for daily variation margin		49,071
TOTAL ASSETS		543,140,946
Liabilities:
Payable for investments purchased	$601,316
Payable for shares redeemed	532,471
Payable for collateral due to broker for securities lending	839,005
Payable for transfer and dividend disbursing agent fees and expenses (Note 2)	117,718
Payable for Directors'/Trustees' fees (Note 5)	1,110
Payable for distribution services fee (Note 5)	47,536
Payable for shareholder services fee (Note 5)	59,556
Accrued expenses (Note 5)	39,737
TOTAL LIABILITIES		2,238,449
Net assets for 36,209,000 shares outstanding		$540,902,497
Net Assets Consist of:
Paid-in capital		$182,068,925
Net unrealized appreciation of investments and futures contracts		342,163,502
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		16,221,363
Undistributed net investment income		448,707
TOTAL NET ASSETS		$540,902,497
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($34,049,094 ÷ 2,298,715 shares outstanding), no par value, unlimited shares authorized	$14.81
Offering price per share	$14.81
Redemption proceeds per share (99.00/100 of $14.81)	$14.66
Class R Shares:
Net asset value per share ($43,211,111 ÷ 2,898,004 shares outstanding), no par value, unlimited shares authorized	$14.91
Institutional Shares:
Net asset value per share ($219,940,837 ÷ 14,671,471 shares outstanding), no par value, unlimited shares authorized	$14.99
Service Shares:
Net asset value per share ($243,701,455 ÷ 16,340,810 shares outstanding), no par value, unlimited shares authorized	$14.91
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $20,762 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $7,001)			$6,268,446
Interest on securities loaned			13,078
TOTAL INCOME			6,281,524
Expenses:
Management fee (Note 5)		$785,006
Custodian fees		24,527
Transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)		276,833
Directors'/Trustees' fees (Note 5)		2,352
Auditing fees		11,604
Legal fees		7,073
Portfolio accounting fees		66,175
Distribution services fee (Note 5)		586,826
Shareholder services fee (Note 5)		330,146
Account administration fee (Note 2)		10,722
Share registration costs		30,709
Printing and postage		19,673
Insurance premiums (Note 5)		2,419
Miscellaneous (Note 5)		6,500
TOTAL EXPENSES		2,160,565
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(116,487)
Waiver of distribution services fee (Note 5)	(301,683)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(129,631)
TOTAL WAIVERS AND REIMBURSEMENTS		(547,801)
Net expenses			1,612,764
Net investment income			4,668,760
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $3,034 on sales of investments in an affiliated holding (Note 5))			28,299,640
Net realized gain on futures contracts			2,570,721
Net change in unrealized appreciation of investments			34,433,337
Net change in unrealized depreciation of futures contracts			1,507,065
Net realized and unrealized gain on investments and futures contracts			66,810,763
Change in net assets resulting from operations			$71,479,523
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,668,760	$8,244,960
Net realized gain on investments, futures contracts and foreign currency transactions	30,870,361	48,332,251
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales and translation of assets and liabilities in foreign currency	35,940,402	16,031,747
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,479,523	72,608,958
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(161,747)	(203,683)
Class R Shares	(252,659)	(359,541)
Institutional Shares	(2,149,891)	(3,317,203)
Service Shares	(2,206,098)	(3,919,969)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class C Shares	(2,379,841)	(579,700)
Class R Shares	(3,000,898)	(643,359)
Institutional Shares	(16,155,843)	(3,683,839)
Service Shares	(20,097,704)	(5,495,672)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,404,681)	(18,202,966)
Share Transactions:
Proceeds from sale of shares	75,137,473	123,288,333
Net asset value of shares issued to shareholders in payment of distributions declared	41,893,161	15,612,984
Cost of shares redeemed	(129,655,338)	(201,327,078)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,624,704)	(62,425,761)
Change in net assets	12,450,138	(8,019,769)
Net Assets:
Beginning of period	528,452,359	536,472,128
End of period (including undistributed net investment income of $448,707 and $550,342, respectively)	$540,902,497	$528,452,359
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees, and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class C Shares	$17,568	$—	$1,204
Class R Shares	52,706	—	—
Institutional Shares	70,929	(36,184)	—
Service Shares	135,630	(93,447)	9,518
TOTAL	$276,833	$(129,631)	$10,722
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $29,429,426. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$748,085	$839,005
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
At April 30, 2013, the Fund had no outstanding short sales.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$862,098*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,570,721
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$1,507,065
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	241,694	$3,341,634	484,289	$6,547,823
Shares issued to shareholders in payment of distributions declared	177,485	2,334,462	55,048	709,200
Shares redeemed	(268,490)	(3,740,401)	(683,365)	(9,269,449)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	150,689	$1,935,695	(144,028)	$(2,012,426)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	519,590	$ 7,323,907	1,003,875	$13,937,874
Shares issued to shareholders in payment of distributions declared	242,600	3,212,818	76,494	998,542
Shares redeemed	(672,946)	(9,376,447)	(788,497)	(10,806,935)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	89,244	$1,160,278	291,872	$4,129,481
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,998,915	$ 42,151,783	3,605,954	$49,672,858
Shares issued to shareholders in payment of distributions declared	1,090,460	14,566,399	348,244	4,627,371
Shares redeemed	(3,282,558)	(45,287,590)	(4,529,009)	(61,949,524)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	806,817	$11,430,592	(574,811)	$(7,649,295)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,584,185	$ 22,320,149	3,830,487	$53,129,778
Shares issued to shareholders in payment of distributions declared	1,642,349	21,779,482	708,402	9,277,871
Shares redeemed	(5,069,249)	(71,250,900)	(8,633,616)	(119,301,170)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,842,715)	$(27,151,269)	(4,094,727)	$(56,893,521)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(795,965)	$(12,624,704)	(4,521,694)	$(62,425,761)
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $199,319,426. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $341,301,404. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $341,712,811 and net unrealized depreciation from investments for those securities having an excess of cost over value of $411,407.
5. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Manager voluntarily waived $102,755 of its fee. In addition, an affiliate of the Manager reimbursed $129,631 of transfer and dividend disbursing agent fees and expenses.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$118,293	$—
Class R Shares	97,018	—
Service Shares	371,515	(301,683)
TOTAL	$586,826	$(301,683)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $115,816 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $342 of CDSC relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class C Shares	$37,980
Service Shares	292,166
TOTAL	$330,146
For the six months ended April 30, 2013, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2013, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $92,755.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are either: a) common shares of Federated Investors, Inc., the parent of the Manager; or b) mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Manager reimbursed $13,732. Transactions involving the affiliated holdings during the six months ended April 30, 2013, were as follows:
	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	3,759	24,372,610	24,376,369
Purchases/Additions	—	123,262,563	123,262,563
Sales/Reductions	(3,759)	(128,549,451)	(128,553,210)
Balance of Shares Held 4/30/2013	—	19,085,722	19,085,722
Value	$—	$19,085,722	$19,085,722
Dividend Income	$6,578	$14,184	$20,762
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$65,104,966
Sales	$111.420,176
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,140.40	$7.59
Class R Shares	$1,000	$1,142.00	$5.79
Institutional Shares	$1,000	$1,146.10	$1.86
Service Shares	$1,000	$1,144.40	$3.46
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.70	$7.15
Class R Shares	$1,000	$1,019.39	$5.46
Institutional Shares	$1,000	$1,023.06	$1.76
Service Shares	$1,000	$1,021.57	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.43%
Class R Shares	1.09%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
federated max-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in
Semi-Annual Shareholder Report

connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's
Semi-Annual Shareholder Report

and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such expense comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed relevant by the Board as a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for
Semi-Annual Shareholder Report

the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did
Semi-Annual Shareholder Report

the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013